Principal Exchange-Traded Funds
Supplement dated June 21, 2023
to the Statement of Additional Information dated November 1, 2022
(as previously supplemented)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE
On August 1, 2023, in the Advisor: Principal Global Investors, LLC Other Accounts Managed table, remove all references to Jeffrey A. Schwarte and add the following alphabetically to the list of portfolio managers:

	Other Accounts Managed
Portfolio Manager and ETFs	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Christopher Ibach(1): Principal Healthcare Innovators, Principal International Adaptive Multi-Factor, Principal Millennial Global Growth, Principal Quality, Principal U.S. Large-Cap Adaptive Multi-Factor, Principal U.S. Mega-Cap, Principal U.S. Small-Cap Adaptive Multi-Factor, Principal U.S. Small-Cap Multi-Factor, and Principal Value ETFs

Registered investment companies	2	$671.5 million	0	$0
Other pooled investment vehicles	2	$44.9 million	0	$0
Other accounts	5	$967.1 million	0	$0

(1) Information as of May 31, 2023
On August 1, 2023, in the Ownership of Securities table, remove all references to Jeffrey A. Schwarte and add the following alphabetically to the list of portfolio managers:
Ownership of Securities

Portfolio Manager	Trust Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Christopher Ibach (1)	Principal Healthcare Innovators ETF	None
Christopher Ibach (1)	Principal International Adaptive Multi-Factor ETF	None
Christopher Ibach (1)	Principal Millennial Global Growth ETF	None
Christopher Ibach (1)	Principal Quality ETF	None
Christopher Ibach (1)	Principal U.S. Large-Cap Adaptive Multi-Factor ETF	None
Christopher Ibach (1)	Principal U.S. Mega-Cap ETF	None
Christopher Ibach (1)	Principal U.S. Small-Cap Adaptive Multi-Factor ETF	None
Christopher Ibach (1)	Principal U.S. Small-Cap Multi-Factor ETF	None
Christopher Ibach (1)	Principal Value ETF	None

(1) Information as of May 31, 2023